Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting

Note 38. Segment reporting

The Group has two operating and reportable segments that meet the criteria set forth in ASC 280-10-50: Semiconductors and ASIC.

Following the acquisition of IC’Alps on August 4, 2025, the Group updated its reportable segments to reflect changes in its internal management reporting structure. Prior to the acquisition of IC’Alps, the Group’s operations were primarily composed of the Semiconductors business and corporate activities. Corporate activities are now included within “Other profit or loss.” Prior period segment information has been recast to conform to the current year presentation.

The Group’s Chief Executive Officer, who is the Chief Operating Decision Maker, evaluates segment performance and allocates resources based on net sales, gross profit (where applicable), and operating income or loss. In making these decisions, the Chief Operating Decision Maker considers budgets, budget-to-actual variances, and key operating metrics, and allocates resources, including employees, property, plant and equipment, and financial resources, across the reportable segments.

Both the Semiconductors and ASIC reportable segments are strategic business units that offer distinct products and services and are managed separately because they require dedicated resources and targeted marketing strategies. The Semiconductors segment encompasses the design, manufacturing, sales and distribution of high-end, Common Criteria EAL5+ & FIPS 140-3-certified secure microprocessors. The ASIC segment’s operations include a complete offering for Application Specific Integrated Circuits (ASIC) and Systems on Chip (SoC) development from circuit specification, mastering design in-house, up to qualification and the management of the entire production supply chain. The ASIC reportable segment did not exist prior to August 4, 2025, when SEALSQ acquired IC’Alps.

The accounting policies of the segments are consistent with those described in the summary of significant accounting policies of the Group. Segment operating income includes directly attributable revenues and expenses. “Other segment items” include corporate expenses and other non-operating items that are not allocated to the reportable segments.

The Group accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Unaudited 6 months ended June 30,	2026			2025
USD’000	Semiconductors	ASIC	Total	Semiconductors	ASIC	Total
Revenues from external customers	8,603	2,504	11,107	4,825	-	4,825
Intersegment revenues		1,302	1,302	-	-	-
	8,603	3,806	12,409	4,825	-	4,825

Reconciliation of revenue
Elimination of intersegment revenue		(1,302)	(1,302)			-
Other revenue[2]			44
Total consolidated revenue			11,151			4,825

Less:[1]
Cost of revenue	4,910	821	5,731	3,199	-	3,199
Segment gross profit	3,693	1,683	5,376	1,626	-	1,626

Less:[1]
Total operating expenses	11,113	6,612	17,725	7,328	-	7,328
Other segment items (gain) / loss	(129)	517	388	691	-	691
Segment profit / (loss) before income taxes	(7,291)	(5,446)	(12,737)	(6,393)	-	(6,393)

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			(14,895)			(13,635)
Elimination of intersegment profits			(62)			-
Income / (loss) before income taxes			(27,694)			(20,028)

Other segment disclosures
Interest revenue	-	-	-	7	-	7
Interest expense	358	35	393	7	-	7
Depreciation and amortization	421	2,238	2,659	313	-	313
Profit / (loss) from intersegment sales	-	62	62	-	-	-
Income tax recovery / (expense)	-	295	295	-	-	-
Segment assets	21,418	29,399	50,817	13,233		13,233

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2)	Profit or loss from segments below the quantitative thresholds are attributable to four operating segments that include the sales and distribution of semiconductors, and the newly acquired Wecan and Miraex. None of those segments has ever met any of the quantitative thresholds for determining reportable segments. It also includes the holding company SEALSQ Corp, that does not meet the definitions of a reportable segment.

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

Asset reconciliation	Unaudited 6 months ended June 30,
USD’000	2026	2025
Total assets from reportable segments	50,817	13,233
Other assets[1]	654,619	162,549
Elimination of intersegment receivables	(45,798)	(14,430)
Elimination of intersegment investment and goodwill	(44,997)	(19,332)
Consolidated total assets	614,641	142,020

(1)	Assets from segments below the quantitative thresholds are attributable to operating activities including semiconductor sales and distribution, as well as the newly acquired Wecan and Miraex. None of these individual segments met the quantitative thresholds for reportable segments during the period. Most of Other assets refers to SEALSQ Corp, as the holding is currently excluded from the reportable segments and consists mostly of cash.

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	Unaudited 6 months ended June 30,
USD’000	2026	2025
North America	5,560	3,083
Europe, Middle East & Africa	3,705	852
Asia Pacific	1,886	795
Latin America	-	95
Total net sales	11,151	4,825

Property, plant and equipment, net of depreciation, by region USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Europe, Middle East & Africa	5,014	3,770
Total Property, plant and equipment, net of depreciation	5,014	3,770